capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations
EBITDA	$ (6,406)	$ (6,290)
Gain on disposition of financial solutions business		(410)
Restructuring and other costs, net of disbursements	69	10
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing	(95)	(45)
Effects of lease principal	(495)	(502)
Share-based compensation expense, net	122	139
Net employee defined benefit plans expense	101	113
Employer contributions to employee defined benefit plans	(44)	(53)
Interest paid	(816)	(744)
Interest received	17	17
Capital expenditures (excluding spectrum licences)	(3,472)	(3,498)
Free cash flow before income taxes	1,793	1,317
Income taxes paid, net of refunds	(519)	(601)
Effect of disposition of financial solutions business on income taxes paid		61
Free cash flow	1,274	777
Effects of lease principal	495	502
Gain on disposition of financial solutions business, net of effect on income taxes paid		(349)
Individually immaterial items included in net income neither providing nor using cash	(430)	(40)
Cash provided by operating activities	$ 4,811	$ 4,388